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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):           [X] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                        Name:               Windward Investment Management, Inc.

                        Address:            53 State Street
                                            Suite 1220
                                            Boston, MA 02109

                        13F File Number:    28-11068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                  Denise Kampf

Title:                                 Director of Ops & Client Service

Phone:                                 617-241-2207

Signature,                             Place,               and Date of Signing:
DENISE KAMPF                           BOSTON, MA           October 28, 2005

Report Type (Check only one.):
                                       [X] 13F HOLDINGS REPORT.
                                       [ ] 13F NOTICE.
                                       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:




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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                  22

Form 13F Information Table Value Total:                  335848

List of Other Included Managers:                         NONE





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                                                      Form 13F Information Table

         Column 1           Column 2       Column 3    Column 4         Column 5        Column 6    Column 7        Column 8

      Name of Issuer     Title of Class     CUSIP       Value      SHRS or  SH/  PUT/  Investment    Other        Voting Authority
                                                      (x$1000)     PRN Amt  PRN  CALL  Discretion   Managers     Sole   Shared  Non
Inverness Medical        COM               46126P106     1942       73190    SH           Sole                  73190
Innovations In
Ishares Inc              MSCI German       464286806     4131      212500    SH           Sole                 212500
Ishares Inc              MSCI Hong Kong    464286871    24132     1777054    SH           Sole                1777054
General Electric Co      COM               369604103      477       14171    SH           Sole                  14171
Ishares Tr               DJ US Real Est    464287739    12335      191927    SH           Sole                 191927
Johnson & Johnson        COM               478160104      642       10149    SH           Sole                  10149
Vertex Pharmaceuticals   COM               92532F100     1002       44815    SH           Sole                  44815
Exxon Mobil Corp         COM               30231G102      485        7635    SH           Sole                   7635
Ishares Tr               MSCI Emerge Mkt   464287234    44073      519239    SH           Sole                 519239
Ishares Tr               MSCI EAFE Idx     464287465    29778      512535    SH           Sole                 512535
Streettracks Gold Tr     Gold SHS          863307104    40516      867588    SH           Sole                 867588
Ishares Tr               7-10 Yr Trs Bd    464287440    22677      268558    SH           Sole                 268558
Ishares Tr               1-3 Yr Trs Bd     464287457    36932      458048    SH           Sole                 458048
Ishares Tr               US TIPs Bd Fd     464287176    32461      308359    SH           Sole                 308359
Vanguard Index Tr        Stk Mkt Vipers    922908769    81155      668770    SH           Sole                 668770
Ishares Inc              MSCI Japan        464286848     1463      121600    SH           Sole                 121600
Ishares Inc              MSCI Utd Kingd    464286699      775       40900    SH           Sole                  40900
Select Sector Spdr Tr    SBI Int-Inds      81369Y704      226        7500    SH           Sole                   7500
Select Sector Spdr Tr    SBI Int-Tech      81369Y803      209       10000    SH           Sole                  10000
Select Sector Spdr Tr    SBI Cons Discr    81369Y407      211        6500    SH           Sole                   6500
Sonus Pharmaceuticals
  Inc                    COM               835692104      192       33084    SH           Sole                  33084
Tweeter Home Entmt
  Group Inc              COM               901167106       34       10200    SH           Sole                  10200
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